Revenue & Contract Liability - Summary of Significant Changes in Deferred Revenue Liability Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Beginning Balance	$ 8,903	$ 9,896	$ 3,201
Revenue Recognized	(8,639)	(9,896)	(3,201)
Amounts Collected or Invoiced	3,994	8,903	9,896
Ending Balance	$ 4,258	$ 8,903	$ 9,896